Long term debt	12 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Long term debt

12. Long term debt

Long term debt, consists of the following:

	As of March 31,
	2020	2021	2021
	(INR)	(INR)	(US$)
	(In million)
Secured term loans:
Foreign currency loans	71,944	73,200	1000.8
Indian rupee loans	16,945	21,380	292.3
Total debt	88,889	94,580	1,293.1
Less current portion	2,303	4,658	63.7
Long-term debt	86,586	89,922	1,229.4

Foreign currency term loans

5.5% Senior Notes

During the year ended March 31, 2018, Azure Power Energy Limited (one of the subsidiaries of APGL) issued 5.5% US$ denominated Senior Notes (“5.5% Senior Notes” or “Green Bonds”) and raised INR 31,260 million net of discount of INR 9 million at 0.03% and issuance expense of INR 586 million. The discount on issuance of the Green Bonds and the issuance expenses have been recorded as finance cost, using the effective interest rate method and the unamortized balance of such amounts is netted with the carrying value of the Green Bonds. The Green Bonds are listed on the Singapore Exchange Securities Trading Limited (SGX-ST). In accordance with the terms of the issue, the proceeds were used for repayment of project level loans. The interest on the 5.5% Senior Notes are payable on a semi-annual basis and the principal amount is payable in November 2022. As of March 31, 2021, the net carrying value of the Green Bonds was INR 36,519 million (US$ 499.3 million). The Company had guaranteed the principal and interest repayments to the investors; however, the guarantee has been cancelled during the current year on May 7, 2020, upon the Company satisfying certain financial covenants, on the basis of the financial statements for the year ended March 31, 2019. The Green Bonds are secured by a pledge of Azure Power Energy Limited’s shares.

5.65% Senior Notes

During the previous year ended March 31, 2020, Azure Power Solar Energy Private Limited (one of the subsidiaries of APGL) issued 5.65% US$ denominated Senior Notes (“5.65% Senior Notes” or “Green Bonds”) and raised INR 24,400 million net of discount of INR 7 million at 0.03% and issuance expense of INR 397 million. The discount on issuance of the Green Bonds and the issuance expenses have been recorded as finance cost, using the effective interest rate method and the unamortized balance of such amounts is netted with the carrying value of the Green Bonds. The Green Bonds are listed on the Singapore Exchange Securities Trading Limited (SGX-ST).

In accordance with the terms of the issue, the proceeds were used for repayment of project level loans. The interest on the 5.65% Senior Notes are payable on a semi-annual basis and the principal amount is payable in December 2024. As of March 31, 2021, the net carrying value of the Green Bonds was INR 25,413 million (US$ 347.5 million). The Company continues to guarantee the principal and interest repayments to the investors and the guarantee shall become ineffective on meeting certain financial covenants. The Green Bonds are secured fixed charge by the Company over the capital stock of Azure Power Solar Energy Private Limited.

Loan from Export Development Canada and Standard Chartered Bank (Singapore) Limited

During the year ended March 31, 2021, the Company borrowed INR 6,931 million (US$ 93.0 million) from Export Development Canada and Standard Chartered Bank (Singapore) Limited. The funds were provided to project SPVs as shareholder loans or through other instrument for capital expenditure or for payment of capital expenditure in respect of various specified projects. These facilities are foreign currency loans and carry an interest rate of LIBOR+Margin of 3.95% and the loan is repayable in 8 half yearly instalments commencing November 2021. The borrowing is collateralized by the shares of project SPVs and a hypothecation/charge over receivables of the Company. The net carrying value of the loan as of March 31, 2021 is INR 6,722 million (US$ 91.9 million).

Indian Rupee Non-Convertible Debentures

During the year ended March 31, 2018, the Company issued Non-Convertible Debentures in one of its subsidiaries and borrowed INR 1,865 million, net of issuance expense of INR 35 million. The debentures carry an interest rate of 12.30% per annum. The debentures are repayable in 11 equalized semi-annual instalments beginning September 2022 until September 2027 and interest payments are payable semi-annually. The issuance expenses are amortized over the term of the contract using the effective interest rate method. As of March 31, 2021, the net carrying value of the Non-Convertible Debentures was INR 1,873 million (US$ 25.6 million).

During the year ended March 31, 2019, the Company issued Non-Convertible Debentures in one of its subsidiaries and borrowed INR 1,478 million, net of issuance expense of INR 22 million which was renewed during the previous year. The debentures carried an interest rate of 10.50% per annum. The debentures were repayable on the expiry of a period of 15 months from the date of allotment and interest payments are payable every three months and commenced December 2019. The Non-Convertible Debentures were collateralized with the shares of nine of the Company’s subsidiaries as per terms of the debentures deed and total assets of one of its subsidiaries with a net carrying value of INR 1,688 million (US$ 22.4 million) and a charge over loans and advances amounting to INR 758 million (US$ 10.0 million) as of March 31, 2020. The loan has been repaid during the current year.

During the year ended March 31, 2019, the Company issued Non-Convertible Debentures in two of its subsidiaries and borrowed INR 548 million, net of issuance expense of INR 14 million. The debentures carry an interest rate of 10.32% per annum. The debentures are repayable on October 2024 and interest payments are payable every three months commencing from April 2019. During the year ended March 31, 2020, the Company issued further Non-Convertible Debentures in four of its subsidiaries and borrowed INR 439 million (US$ 5.8 million), net of issuance expenses of INR 19 million (US$ 0.3 million) under the same facility. The debentures carry an interest rate of 9.85% to 10.87% per annum. The debentures are repayable starting October 2024 and interest payments are payable every three months commencing from March 2020. The issuance expenses are amortized over the term of the contract using the effective interest rate method. The borrowing is collateralized by first ranking pari passu mortgage charge on all immovable and movable properties of related subsidiary within the group with a net carrying value of INR 1,971 million (US$ 26.9 million). As of March 31, 2021, the net carrying value of the Non-Convertible Debentures was INR 993 million (US$ 13.6 million). As of March 31, 2021, the Company was not in compliance with the financial covenants related to this borrowing and had obtained suitable waivers for the non-compliance prior to the issuance of these financial statements. Out of this total debt, INR 864 million (US$ 11.8 million) relates to rooftop business and hence has been classified as liabilities directly associated with assets classified as held for sale. See also note 23.

Project level secured term loans

Foreign currency loans

The net carrying value of the loan as of March 31,2020 was INR 3,059 million (US$ 40.6 million), which was borrowed in foreign currency from Export-Import Bank of the United States (EXIM) for the financing of a 35 MW solar power project with NTPC Vidyut Vyapar Nigam Limited. The loan carried a fixed interest rate of 4.07% per annum. The loan was repayable in 36 semi-annual instalments which commenced on August 20, 2013. The borrowing was collateralized by underlying solar power project assets with a net carrying value of INR 2,514 million (US$ 33.3 million) as of March 31, 2020. This loan has been prepaid during the current period.

The net carrying value of the loan of INR 44 million (US$ 0.6 million) as of March 31, 2021 which was borrowed in foreign currency for financing its future rooftop solar power projects and carries a fixed interest rate of 4.42% per annum. The loan is repayable in 54 quarterly instalments which commenced from October 15, 2017. The borrowing is collateralized by the leasehold land, movable/immovable properties and underlying solar power project assets with a net carrying value of INR 46 million (US$ 0.6 million) as of March 31, 2021 and is guaranteed by Azure Power India Private Limited. As of March 31, 2021, the Company was not in compliance with the financial covenants related to this borrowing and had obtained suitable waivers for the non -compliance prior to the issuance of these financial statements. This debt is related to rooftop business and hence has been classified as liabilities directly associated with assets classified as held for sale. See also note 23.

During the year ended March 31, 2019, the Company borrowed INR 552 million, as project level financing for some of its rooftop projects. During the year ended March 31, 2020, the Company further borrowed INR 135 million (US$ 1.8 million) and INR 271 million (US$ 3.6 million) under the same facility. These foreign currency facilities carry an annual interest rate of LIBOR + 2.75%. The facility is repayable starting October 2024 and interest payments are payable every three months commencing from April 2019. The borrowing is collateralized by first ranking pari passu mortgage charge on all immovable and movable properties of the borrower with a net carrying value of INR 1,971 million (US$ 26.9 million). The net carrying value of the loan as of March 31, 2021 is INR 957 million (US$ 13.1 million). As of March 31, 2021, the Company was not in compliance with the financial covenants related to this borrowing and had obtained suitable waivers for the non-compliance prior to the issuance of these financial statements. Out of this total debt, INR 846 million (US$ 11.6 million) relates to rooftop business and hence has been classified as liabilities directly associated with assets classified as held for sale. See also note 23.

Indian rupee loans

The net carrying value of the loan as of March 31, 2021 is INR 437 million (US$ 6.0 million), borrowed for financing of a 5 MW solar power project with NTPC Vidyut Vyapar Nigam Limited, which has been refinanced during the year ended March 31, 2020, from L&T Infra Debt Fund Limited and unamortized carrying value of ancillary cost of borrowing was expensed. The loan carries a fixed rate of 9.70% per annum. The loan is repayable in 49 quarterly instalments commenced December 31, 2019. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 497 million (US$ 6.8 million) as of March 31, 2021 and pledge of 51% shares of the Promoter Company.

The net carrying value of the loan as of March 31, 2021 is INR 75 million (US$ 1.0 million), borrowed for the financing of a 2.5 MW rooftop solar power project. The interest rate as of March 31, 2021 was 12.15% per annum. The loan is repayable in 29 semi-annual instalments which commenced on January 15, 2014. The borrowing is collateralized by first charge on Company's movable and immovable properties of the underlying solar power project assets with a net carrying value of INR 97 million (US$ 1.3 million) as of March 31, 2021 and is guaranteed by Azure Power India Private Limited. This debt is related to rooftop business and hence has been classified as liabilities directly associated with assets classified as held for sale. See also note 23.

The net carrying value of the loan as of March 31, 2021 is INR 1,189 million (US$ 16.3 million), borrowed for financing of a 30 MW solar power project with Chhattisgarh State Power Distribution Company Ltd. The loan was borrowed from a consortium of bank led by Yes Bank, which carries a floating rate of interest at a YES Bank Base Rate plus 1.50% per annum. As of March 31, 2021, the loan carries interest rate of 11.25% per annum. The loan is repayable in 58 quarterly instalments commenced December 2015. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 1,544 million (US$ 21.1 million) as of March 31, 2021.

The net carrying value of the loan as of March 31, 2021 is INR 2,010 million (US$ 27.5 million), borrowed or financing of a 50 MW solar power project with NTPC Limited. The loan has been refinanced from TATA Capital Financial Services Limited (TCCL) and unamortized carrying value of ancillary cost of borrowing was expensed. The annual floating interest rate is at the TCCL Prime Lending Rate less 8.15%. As of March 31, 2021, the loan carries interest rate of 8.75% per annum. The loan is repayable in 71 quarterly instalments and commenced March 31, 2020. The borrowing is collateralized by a first charge on the Company's movable and immovable properties of the underlying solar power project assets with a net carrying value of INR 2,645 million (US$ 36.2 million) as of March 31, 2021 and the loan had been guaranteed by the corporate guarantee and pledge of 51% shares of Azure Power India Private Limited, the holding company.

The net carrying value of the loan as of March 31, 2020 was INR 427 million (US$ 5.6 million), borrowed from REC Limited (formerly known as Rural Electrification Corporation Limited) (‘REC’) for financing of a 10 MW solar power project with Bangalore Electricity Supply Company Limited. The rate of interest applicable was for a Grade-III borrower for the financing and will reset after 10 years. The floating interest rate was at the REC lending rate. The loan was repayable in 60 quarterly instalments and commenced June 2017. The borrowing was collateralized by the underlying solar power project assets with a net carrying value of INR 581 million (US$ 7.7 million) as of March 31, 2020. This loan has been prepaid during the current period.

The net carrying value of the loan borrowed from Indian Renewable Energy Development Agency Limited (IREDA) for financing a 100 MW solar power project with NTPC Limited as of March 31, 2021 is INR 5,113 million (US$ 69.9 million). The floating interest rate at Grade-II as per IREDA. As of March 31, 2021, the loan carries interest rate of 10.50% per annum. The loan is repayable in 73 quarterly instalments and commenced June 30, 2018. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 5,247 million (US$ 71.7 million) as of March 31, 2021.

During the year ended March 31, 2019 and March 31, 2020, the Company borrowed INR 1,070 million and INR 400 million (US$ 5.3 million), respectively, for financing a 200 MW solar power project from Yes Bank. The annual floating interest rate was at MCLR (Marginal cost of funds-based lending rate) plus 0.55%. The loan was repayable in 74 quarterly instalments and commenced March 2020. The borrowing was collateralized by the underlying under construction solar power project assets with a net carrying value of INR 9,262 million (US$ 122.9 million) as of March 31, 2020. The net carrying value of the loan as of March 31, 2020 was INR 1,399 million (US$ 18.5 million). This loan has been prepaid during the current period.

During the year ended March 31, 2021, the Company borrowed amount of INR 1,734 million (US$ 23.7 million) from Aditya Birla finance Limited and Tata Cleantech Capital Limited for financing of its 200 MW solar project with Solar Energy Corporation of India. The loan was borrowed from a consortium of banks led by Yes Bank, which carries an annual floating rate of interest at a MCLR plus 0.55%. The loan is repayable in 72 quarterly instalments commencing September 2020. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 9,238 million (US$ 126.3 million) as of March 31, 2021. The net carrying value of the loan as of March 31, 2021 is INR 1,572 million (US$ 21.5 million).

During the year ended March 31, 2019, the Company borrowed INR 124 million (US$ 1.8 million) as an External Commercial Borrowings from International Finance Corporation (IFC, a shareholder in the Company) for some of its rooftop projects. These facilities carry an interest rate of 10.74% and interest payments are payable every three months which commenced April 2019. The borrowing is collateralized by first ranking pari paasu mortgage charge on all immovable and movable properties of the borrower with a net carrying value of INR 1,597 million (US$ 21.8 million) as of March 31, 2021. The loan is repayable on October 15, 2024. The net carrying value of the loan as of March 31, 2021 is INR 121 million (US$ 1.6 million). As of March 31, 2021, the Company was not in compliance with the financial covenants related to this borrowing and had obtained suitable waivers for the non-compliance prior to the issuance of these financial statements. This debt is related to rooftop business and hence has been classified as liabilities directly associated with assets classified as held for sale. See also note 23.

During the year ended March 31, 2020 and March 31, 2021, the Company borrowed INR 463 million (US$ 6.1 million) and INR 56 million (US$ 0.8 million) as a project level financing for financing of a 16 MW rooftop solar power project from the State Bank of India (‘SBI’). These facilities carry an annual interest rate of 6 months MCLR +

1.45%. As of March 31, 2021, the loan carries interest rate of 8.40% per annum. The loan is repayable in 52 quarterly installments commencing June 2020. The borrowing is collateralized by first charge on Company's movable and immovable properties of the underlying solar power project assets with a net carrying value of INR 574 million (US$ 7.8 million) as of March 31, 2021 and pledge of 51% shares of the Promoter company and Corporate Guarantee which shall terminate as per conditions stipulated in the Rupee Term Loan Agreement. The net carrying value of the loan as of March 31, 2021 is INR 441 million (US$ 6.0 million).

During the year ended March 31, 2020 and March 31, 2021, the Company borrowed INR 1,000 million (US$ 13.3 million) and INR 786 million (US$ 10.6 million) from REC Limited (formerly known as Rural Electrification Corporation Limited) (‘REC’) for financing of its 90 MW solar project with Assam Power Distribution Company Limited. The rate of interest shall be applicable for a Grade-III borrower and will reset after 1 year. The floating interest rate is at the REC lending rate. As of March 31, 2021, the loan carries interest rate of 10.65% per annum. The loan is repayable in 204 monthly instalments commencing April 2022. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 2,843 million (US$ 38.9 million) as of March 31, 2021 and pledge of 100% shares held by the Promoter company in the SPV and Corporate Guarantee of the Promoter Company which shall terminate as per conditions stipulated in the Facility Agreement. The net carrying value of the loan as of March 31, 2021 is INR 1,774 million (US$ 24.3 million).

During the year ended March 31, 2021, the Company borrowed an amount of INR 2,560 million (US$ 34.8 million) from L&T Infra Debt Fund Limited for financing of its 35 MW solar project with NTPC Vidyut Vyapar Nigam Limited. These facilities carry an interest rate of 9.60% and the loan is repayable in 52 quarterly instalments commencing June 2020. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 2,411 million (US$ 33.0 million) as of March 31, 2021 and pledge of 92.31% of total equity shares/ preference shares/ Compulsorily convertible debentures (CCDs)/ Non- Convertible debentures (NCDs). The net carrying value of the loan as of March 31, 2021 is INR 2,410 million (US$ 33.0 million).

During the year ended March 31, 2021, the Company borrowed an amount of INR 4,095 million (US$ 56.0 million) from Power Finance Corporation Limited (PFC) for financing of its 600 MW solar project with Solar Energy Corporation of India. The applicable interest rate is 10.30% per annum payable monthly. This interest rate is applicable for Renewable Energy Projects with an Integrated Rating of IR-2, with 3 year reset as per PFC policy. The loan is repayable in 228 monthly instalments commencing November 2021. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 19,283 million (US$ 263.6 million) as of March 31, 2021. The net carrying value of the loan as of March 31, 2021 is INR 4,043 million (US$ 55.3 million).

During the year ended March 31, 2021, the Company borrowed an amount of INR 413 million (US$ 5.6 million) from Kotak Infrastructure Debt Fund Limited for financing of a 10 MW solar power project with Bangalore Electricity Supply Company Limited. The loan is disbursed to refinance the previous lender REC Limited. These facilities carry an interest rate of 8.50% per annum fixed till September 30, 2022 and shall be reset every two years thereafter. The loan is repayable in 54 quarterly instalments commencing December 2020. The borrowing is collateralized by movable and immovable properties of the underlying solar power project assets with a net carrying value of INR 615 million (US$ 8.4 million) as of March 31, 2021, operating working capital and pledge of at least 51% issued equity shares and CCDs of the borrower company. The net carrying value of the loan as of March 31, 2021 is INR 389 million (US$ 5.3 million).

As of March 31, 2021, the Company has unused commitments excluding Rooftop portfolio for long-term financing arrangements amounting to INR 19,055 million (US$ 260.5 million) for solar power projects.

Trade credit

As of March 31, 2021, the Company has multiple buyer’s credit facilities amounting to INR 4,140 million (US$ 56.6 million) jointly from Yes Bank and State bank of India, including INR 2,641 million (US$ 35.0 million) availed during the year ended March 31, 2020, for financing of a 200 MW solar power project with Solar Energy Corporation of India. These facilities carry a floating interest rate of LIBOR+ 0.38%-0.50%, for its solar power projects. The trade credits are required to be repaid in 2.7 -2.8 years from the date of shipment of the products from the suppliers, with semi-annual interest payments.

As of March 31, 2021, the Company has buyer’s credit facility amounting to INR 295 million (US$ 4.0 million), from Yes bank, for certain of its operational SPV’s, entered during the year ended March 31, 2019. These facilities carry a floating interest rate of six months LIBOR plus 0.8% spread.

As of March 31, 2021, the Company has a buyer’s credit facility amounting to INR 7,428 million (US$ 101.6 million) for one of its under construction SPVs for 600 MW solar power project with Solar Energy Corporation of India, entered during the current period. This facility carries a floating interest rate of six months LIBOR plus spread (45 basis points, 60 basis points or 11 basis points) as applicable.

Short term credit

For the year ended March 31, 2020, the Company entered into a working capital facility in the amount of INR 1,690 million. Borrowings under this facility are repayable within 12 months of disbursement, unless renewed by the lenders thereafter, and the facility will be available until July 2022. The facility bears an interest rate of 10.15% per annum. The Company had repaid INR 709 million as of March 31, 2020 and remaining amounts were repaid during the current year.

For the year ended March 31, 2021, the Company has obtained a short-term loan facility of INR 1,529 million. Borrowings under this facility are repayable within 12 months of disbursement. The facility bears an interest rate of 8.75% per annum, payable monthly. The net carrying value of the loan as of March 31, 2021 is INR 1,516 million (US$ 20.7 million).

Covenants and debt financing costs

These aforementioned borrowings are subject to certain financial and non-financial covenants. Financial covenants include cash flow to debt service, indebtedness to net worth ratio, debt equity ratio and maintenance of debt service balances.

As of March 31, 2021, the Company was in compliance with the financial covenants or remediated the non-compliance prior to the issuance of these financial statements.

Generally, under the terms of the loan agreements entered into by the Company’s project subsidiaries, the project subsidiaries are restricted from paying dividends, if they default in payment of their principal, interest and other amounts due to the lenders under their respective loan agreements. Certain of APGL’s project subsidiaries also may not pay dividends out of restricted cash.

The carrying value of debt financing costs as on March 31, 2020 and 2021 was INR 1,145 million and INR 1,107 million (US$ 15.1 million), respectively, for the above loans, which is amortized over the term of the contract using the effective interest rate method.

Restricted cash

The Company is required to maintain principal and interest, both as defined in the respective agreements, as a reserve with banks specified by the respective lenders. Such amounts, totaling INR 936 million and INR 906 million (US$ 12.4 million) as of March 31, 2020 and March 31, 2021, respectively, are classified as restricted cash on the consolidated balance sheets.

As of March 31, 2021, the aggregate maturities of long-term debt are as follows:

	Annual maturities (1)
As of March 31,	INR	US$
	(In million)
2022	4,731	64.7
2023	41,848	572.2
2024	2,964	40.5
2025	28,767	393.3
2026	2,454	33.6
Thereafter	14,855	203.1
Total: aggregate maturities of long-term debt	95,619	1,307.4
Less: carrying value of unamortized debt financing costs	(1,039)	(14.3)
Net maturities of long-term debt	94,580	1,293.1
Less: current portion of long-term debt	(4,658)	(63.7)
Long-term debt	89,922	1,229.4

(1) Long term debt (principal) obligations for foreign currency denominated borrowings have been translated to Indian rupees using the closing exchange rate as of March 31, 2021 as per Reserve Bank of India.